Business Combination	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combination
4. Business Combination
As discussed in Note 1, Description of Business and Basis of Presentation, the Company completed the previously announced Business Combination on September 26, 2022. The Business Combination is accounted for as a reverse recapitalization, in accordance with GAAP. Under this method of accounting, ABIC has been treated as the acquired company for financial reporting purposes. The net assets of ABIC were stated at carrying value, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Legacy LiveWire. Legacy LiveWire was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•	Legacy LiveWire’s majority shareholder, the Legacy LiveWire Equityholder, has the largest voting interest in the combined company

•	Legacy LiveWire’s executive management makes up the majority of the management of the combined company;

•
Legacy LiveWire’s majority shareholder, the Legacy LiveWire Equityholder, has the ability to designate the majority of the initial LiveWire Board and subsequent decisions on the LiveWire Board will be based on shareholder vote, of which the Legacy LiveWire Equityholder has the largest voting interest;

•	the combined company assumed the name “LiveWire Group Inc.”; and

•	Legacy LiveWire is the larger entity based on revenue. Additionally, Legacy LiveWire has a larger employee base and substantive operations.

The Business Combination resulted in net proceeds of approximately $293.7 million, which included: i) $100 million PIPE investment from
H-D;
ii) $100 million PIPE investment from KYMCO, iii) ABIC’s remaining cash held in trust account and operating cash in aggregate of $13.8 million (net of the SPAC share redemption amount of $368.1 million and payment of transaction costs incurred by ABIC of $20.6 million); and iv) the $100 million
H-D
Backstop Amount pursuant to the terms of the Business Combination Agreement and as a result of public shareholders exercising their redemption rights with respect to 36,597,112 shares of ABIC Class A common stock for $368.1 million in the aggregate, at a redemption price of approximately $10.06 per share. These proceeds were net of $20.1 million of transaction costs and advisory fees incurred by
H-D.
After giving effect to the business combination, the redemption of ABIC Class A common stock as described above, the issuance of the
H-D
Backstop Shares and the consummation of the PIPE Investments, were 202,402,888 shares of Common Stock issued and outstanding as of the closing date. The Company also assumed the Public Warrants and Private Warrants upon consummation of the Business Combination. See further detail in Note 10, Warrant Liabilities.
As discussed in Note 1, Description of Business and Basis of Presentation, in connection with the Business Combination,
H-D
has the right to receive up to an additional 12,500,000 shares of the Company’s Common stock as
Earn-Out
Shares upon the occurrence of certain triggering events: (i) a one-time
issuance of 6,250,000 Earn Out Shares if the volume-weighted average price (“VWAP”) of Common Stock is greater than or equal to $14.00 over any 20 trading days within any 30 consecutive trading day period; and (ii) a one-time
issuance of 6,250,000 Earn Out Shares if the VWAP of Common Stock is greater than or equal to $18.00 over any 20 trading days within any 30 consecutive trading-day
period ((i) and (ii) each, a “Triggering Event”), in each case, during a period beginning 18 months from the Closing Date and expiring five years thereafter (the “Earn Out Period”).
Additionally, if there is a change of control of the Company prior to the expiration of the Earn Out Period that will result in the holders of Common Stock receiving a price per share equal to or in excess of the applicable share price of LiveWire in connection with a Triggering Event, then immediately prior to the consummation of such change of control, any Triggering Event that has not occurred will be deemed to have occurred, LiveWire will issue the applicable Earn Out Shares to
H-D
and
H-D
will be eligible to participate in such change of control.
The total number of shares of the Company’s common stock outstanding immediately following the Business Combination was comprised as follows:

Shares
ABIC public shares, prior to redemptions	40,000,000
Less: redemption of ABIC public shares	(36,597,112)

LiveWire public stockholders	3,402,888
Legacy LiveWire Equityholder (1)	161,000,000
H-D PIPE investment	10,000,000
H-D Backstop investment	10,000,000
KYMCO PIPE investment	10,000,000
ABIC sponsor stockholders (2)	8,000,000

Total shares outstanding at close	202,402,888

(1)	Excludes 12,500,000 Common Stock in estimated potential earn out shares as the price threshold for each tranche has not yet been triggered.
(2)
Shares presented are net of 2,000,000 Sponsor forfeited shares and includes 25,000 shares of Common Stock held by John Replogle and 25,000 shares of Common Stock held by George Serafeim, each in his individual capacity.

In connection with the Business Combination,
H-D
incurred transaction fees and other costs considered direct and incremental, consisting of legal, accounting, financial advisory and other professional fees. These amounts were reimbursed by the Company as a reduction of the proceeds received and are deducted from the Company’s additional paid-in
capital. The following table reconciles the elements of the Business Combination to the Consolidated statement of cash flows for the year ended December 31, 2022 and the Consolidated statement of shareholders’ equity for the year ended December 31, 2022 (in thousands):

September 26, 2022
Cash - ABIC trust and cash, net of redemptions and ABIC transaction costs (1)	$13,849
Cash - Legacy LiveWire Equityholder PIPE Investment	100,000
Cash - KYMCO PIPE Investment	100,000
Cash - H-D Backstop	100,000
Less: transaction costs and advisory fees incurred by H-D	(20,132)

Net cash proceeds from Business Combination	293,717
Less: Non-cash fair value of Public Warrants and Private Placement Warrants	(13,420)

Net equity infusion from Business Combination	$280,297

(1)	Proceeds from ABIC consisted of the $34,230 thousand of cash in the ABIC trust account and $240 thousand of cash in an ABIC operating bank account, less $20,621 thousand of ABIC transaction costs.
On September 26, 2022, prior to the consummation of the Business Combination, the Company consummated the Separation subject to the terms of the Separation Agreement. As a result, certain assets and liabilities were retained and settled by
H-D
and did not transfer to the Company. As of September 25, 2022, the value of assets and liabilities and related tax effects to be retained by
H-D
at Separation was $8,192 thousand and $13,375 thousand, respectively. Adjustments for transfers and separations are reflected in the Company’s Consolidated financial statements for the year ended December 31, 2022 and were comprised of the retention of assets and liabilities by
H-D
including Accounts receivable, net of $339 thousand, Inventories, net of $7,576 thousand, Other current assets of $205 thousand, Deferred tax assets of $72 thousand, Accounts payable of $4,427 thousand, Accrued liabilities of $5,184 thousand, Deferred tax liabilities of $46 thousand, Long-term supplier liability of $3,435 thousand and Other long-term liabilities of $283 thousand. The net balance of separation-related adjustments of $5,183 thousand was transferred to Additional paid-in
capital prior to the consummation of the Business Combination, as represented in the Consolidated statements of shareholders’ equity.
The most significant assets retained by the Parent included materials that relate to the manufacture of LiveWire One electric motorcycles. The most significant liabilities retained and settled by the Parent included employee liabilities related to service rendered prior to the closing of the business combination, accounts payable outstanding for amounts owed to suppliers to manufacture electric motorcycles, a supplier liability for an excess firm purchase commitment, and certain warranty liabilities associated with the Harley-Davidson branded LiveWire motorcycle (see disclosure in Note 12, Product Warranty and Recall Campaigns).